Cover	Mar. 13, 2026
Cover [Abstract]
Entity Registrant Name	LINGERIE FIGHTING CHAMPIONSHIPS, INC.
Entity Central Index Key	0001407704
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Mar. 13, 2026
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-1609495
Entity Address Address Line 1	6955 North Durango Drive
Entity Address Address Line 2	Suite1115-129
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89149
City Area Code	702
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	505-0743
Security 12b Title	Common Stock Par Value $0.001 per share
Trading Symbol	BOTY